INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Text Block]

8. INVENTORIES

As of December 31, 2015 and 2014, inventories consist of:

	December 31,	December 31,
	2015	2014
Raw materials	$100,880	$561,371
Work in Process	43,746	125,483
Finished goods	302,729	890,138
Installations in process	1,693,738	2,382,039
Balance at December 31, 2015	$2,141,093	$3,959,031

As of December, 31, 2015, 2014 and 2013, impairment for obsolete inventories was approximately $275,000, $3,808,000 and $882,000, respectively. Impairment charges on inventories are included with general and administrative expenses.